Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Jan. 02, 2019	Jul. 03, 2018	Jan. 02, 2018
Statements [Line Items]
Transactions costs incurred		$ (228)	$ (866)	$ (224)
Convertible Notes		16,075	14,853
Convertible Notes [Member]
Statements [Line Items]
Face value convertible notes	$ 20,000	14,853	13,925		$ 19,990	$ 19,990	$ 19,990
Transactions costs incurred	(1,049)	(79)	(95)
Interest payments		(1,374)	(1,416)
Accretion and interest incurred during the year		2,487	2,378
Value attributed to debt portion of convertible notes	13,570		14,792
Embedded Derivative fair value	$ 5,381	188	61
Convertible Notes		$ 16,075	$ 14,853